Commitments and Contingencies - Additional Information (Details) - USD ($)		1 Months Ended	5 Months Ended	12 Months Ended
	Feb. 02, 2017	Dec. 31, 2016	Jun. 23, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2017	Jun. 24, 2016	Jan. 15, 2016	Jun. 26, 2015	Mar. 31, 2015
Commitment And Contingencies [Line Items]
Rental Expense Relating to Operating Leases				$ 33,405,000	$ 34,180,000	$ 27,375,000
Other Assets		$ 62,474,000		62,474,000	39,290,000
Unfunded Commitments for Capital Contributions		4,624,000		4,624,000
Goodwill, Gross		189,461,000		189,461,000	194,961,000
Investment in Private Equity Funds		79,717,000		79,717,000	86,287,000
Line Of Credit Intra Day Facility		9,700,000		9,700,000
Contractual Obligations Related To Tax Receivable Agreements		186,310,000		186,310,000
Payment To Counterparties To Tax Receivable Agreement Within One Year Or Less		12,201,000		12,201,000
Payment To Counterparties To Tax Receivable Agreement One To Three Years		24,554,000		24,554,000
Payment To Counterparties To Tax Receivable Agreement Three To Five Years		26,792,000		26,792,000
Payment To Counterparties To Tax Receivable Agreement After Five Years		122,763,000		122,763,000
Luminis [Member]
Commitment And Contingencies [Line Items]
Other Assets		5,500,000		$ 5,500,000
Other Commitment											$ 5,500,000
Loans and Leases Receivable, Gross					3,500,000
Loan Converted For Interest In Investment		3,500,000
Cash Paid For Investment		2,000,000
Subsequent Event [Member] | Luminis [Member]
Commitment And Contingencies [Line Items]
Equity Method Investment, Ownership Percentage (as a percent)							19.00%
First Republic Bank [Member]
Commitment And Contingencies [Line Items]
Maximum Borrowing Capacity									$ 50,000,000	$ 75,000,000
Amount Outstanding During Period			$ 50,000,000
PNC Bank [Member]
Commitment And Contingencies [Line Items]
Maximum Borrowing Capacity								$ 30,000,000
PNC Bank [Member] | Subsequent Event [Member]
Commitment And Contingencies [Line Items]
Amount Outstanding During Period	$ 30,000,000
Inter-Bank Balance Interest Rate [Member]
Commitment And Contingencies [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.10%
Private Equity Funds [Member]
Commitment And Contingencies [Line Items]
Investment in Private Equity Funds		21,742,000		$ 21,742,000	26,473,000
Private Equity Funds [Member] | Discovery Fund [Member]
Commitment And Contingencies [Line Items]
Investment in Private Equity Funds		7,463,000		$ 7,463,000	6,632,000
Protego [Member]
Commitment And Contingencies [Line Items]
Percentage of the Return Proceeds Received Payable (as a percent)				90.00%
Protego [Member] | Private Equity Funds [Member] | Discovery Fund [Member]
Commitment And Contingencies [Line Items]
Goodwill, Gross		10,523,000		$ 10,523,000
Investment in Private Equity Funds		7,463,000		7,463,000
Office Equipment [Member]
Commitment And Contingencies [Line Items]
Rental Expense Relating to Operating Leases				2,449,000	1,990,000	$ 1,640,000
Letter of Credit [Member]
Commitment And Contingencies [Line Items]
Other Assets		$ 5,387,000		$ 5,387,000	$ 5,086,000